Offsetting financial assets and financial liabilities (Narrative) (Details) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1]	£ 137,175	£ 155,099
Amounts offset	[2]	308,567	254,459
Maximum Exposure	[3]	329,502	343,887
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]	168,690	173,124
Amounts offset	[2]	307,201	254,001
Settlements assets liabilities offset amounts		14,079	23,095
Derivative liability expsoure	[3]	372,268	376,705
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1]	38,632	32,959
Cash collateral pledged		35,712	29,842
Non-cash assets pledged as collateral		2,920	3,117
Amounts offset	[2]	31,180	18,229
Derivative liability expsoure	[3]	229,204	219,643
Derivatives [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial liabilities [line items]
Cash collateral pledged		5,465	2,645
Repurchase agreements and other similar secured borrowing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial collateral	[1],[4]	130,058	140,165
Amounts offset	[2],[4]	276,021	235,772
Derivative liability expsoure	[3],[4]	143,064	157,062
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at fair value, class [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		128,547	138,484
Repurchase agreements and other similar secured borrowing [member] | Financial liabilities at amortised cost [member]
Disclosure of offsetting of financial liabilities [line items]
Derivative liability expsoure		14,517	18,578
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1]	38,922	36,904
Cash collateral		33,411	31,402
Non-cash collateral		5,511	5,502
Amounts offset	[2]	32,546	18,687
Maximum Exposure	[3]	229,236	222,538
Derivatives [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Amounts offset		4,099	2,187
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Financial collateral	[1],[4]	98,253	118,195
Amounts offset	[2],[4]	276,021	235,772
Maximum Exposure	[3],[4]	100,266	121,349
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets designated at fair value [member] | Cash collateral netted [Member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		96,887	119,041
Reverse repurchase agreements and other similar secured lending [Member] | Financial assets at amortised cost [member]
Disclosure of offsetting of financial assets [line items]
Maximum Exposure		£ 3,379	£ 2,308

[1]

Financial collateral of £ 38,922 m ( 2018 : £ 36,904 m) was received in respect of derivative assets, including £33, 411 m ( 2018 : £31,402m) of cash collateral and £ 5,511 m ( 2018 : £5,502m) of non-cash collateral. Financial collateral of £ 38,632 m ( 2018 : £ 32,959 m) was placed in respect of derivative liabilities, including £3 5,712 m ( 2018 : £29,842m) of cash collateral and £2, 920 m ( 2018 : £3,117m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include overcollateralisation

[2]

Amounts offset for Derivative financial assets additionally includes cash collateral netted of £4,099m ( 2018 : £2,187m). Amounts offset for Derivative financial liabilities additionally include s cash collateral netted of £5,465m ( 2018 : £2,645m). Settlements assets and liabilities have been offset amounting to £1 4,079 m ( 2018 : £23,095m).

[3]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[4]

Reverse rep urchase agreements and other similar secured lending of £100, 266 m ( 2018 : £121,349m) is split by fair value £96,8 8 7m ( 2018 : £119,041m) and amortised cost £3,379m ( 2018 : £2,308m). Repurchase agreements and other similar secured borrowing of £143,064 m ( 2018 : £157,062m) is split by fair value £128,547m ( 2018 : £138,484m) and amortised cost £14,517m ( 2018 : £18,578m).